Consolidated Statements of Condition (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Cash and due from banks (Restricted - $1.2 million on December 31, 2013 and $- on December 31, 2012)	$ 349,216,000	$ 469,879,000
Total cash and cash equivalents (Restricted - $1.2 million on December 31, 2013 and $- on December 31, 2012)	827,909,000	1,106,262,000
Loans, net of unearned income (Restricted - $.1 billion on December 31, 2013 and 2012) (Note 4)	15,389,074,000	16,708,582,000
Less: Allowance for loan losses (Restricted - $4.4 million on December 31, 2013 and $4.3 million on December 31, 2012) (Note 4)	253,809,000	276,963,000
Total net loans (Restricted - $.1 billion on December 31, 2013 and 2012)	15,135,265,000	16,431,619,000
Other assets (Restricted - $1.9 million on December 31, 2013 and 2012)	1,685,384,000	1,670,840,000
Total assets (Restricted - $.1 billion on December 31, 2013 and 2012)	23,789,833,000	25,334,019,000
Term borrowings (Restricted - $.1 billion on December 31, 2013 and 2012) (Note 10)	1,739,859,000	2,226,482,000
Total liabilities (Restricted - $.1 billion on December 31, 2013 and 2012)	21,289,082,000	22,824,813,000
Common stock, par value	$ 0.625	$ 0.625
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	236,369,554	243,597,780
Preferred stock, no par value	$ 0	$ 0
Preferred Stock Liquidation Preference Value	100,000	0
Preferred stock, shares authorized	1,000	0
Preferred stock, shares issued	1,000	0
Variable Interest Entity, Primary Beneficiary [Member]
Cash and due from banks (Restricted - $1.2 million on December 31, 2013 and $- on December 31, 2012)	1,200,000	0
Total cash and cash equivalents (Restricted - $1.2 million on December 31, 2013 and $- on December 31, 2012)	1,200,000	0
Loans, net of unearned income (Restricted - $.1 billion on December 31, 2013 and 2012) (Note 4)	100,000,000	100,000,000
Less: Allowance for loan losses (Restricted - $4.4 million on December 31, 2013 and $4.3 million on December 31, 2012) (Note 4)	4,400,000	4,300,000
Total net loans (Restricted - $.1 billion on December 31, 2013 and 2012)	100,000,000	100,000,000
Other assets (Restricted - $1.9 million on December 31, 2013 and 2012)	1,900,000	1,900,000
Total assets (Restricted - $.1 billion on December 31, 2013 and 2012)	100,000,000	100,000,000
Term borrowings (Restricted - $.1 billion on December 31, 2013 and 2012) (Note 10)	100,000,000	100,000,000
Total liabilities (Restricted - $.1 billion on December 31, 2013 and 2012)	$ 100,000,000	$ 100,000,000